Summary of significant accounting and reporting policies (Policies)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Statement of compliance
Statement of compliance
The Consolidated Financial Statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and whose application is mandatory for the year ended December 31, 2019. Comparative figures are presented for December 31, 2017 and 2018.
The accounting policies are consistent with those of the same period of the previous financial year, except for the changes disclosed in Note 2.2 to the Consolidated Financial Statements.
The Consolidated Financial Statements of the Company for the years ended December 31, 2017, 2018 and 2019 have been authorized for issue in accordance with a resolution of the board of directors on March 23, 2020.

Basis of consolidation
Basis of consolidation
The Consolidated Financial Statements comprise the financial statements of Sequans Communications S.A., which is the ultimate parent of the group, and its subsidiaries as of and for the years ended December 31, 2019, 2018 and 2017:

Name	Country of incorporation	Year of incorporation	% equity interest
Sequans Communications Ltd.	United Kingdom	2005	100
Sequans Communications Inc.	United States	2008	100
Sequans Communications Ltd. Pte.	Singapore	2008	100
Sequans Communications Israel (2009) Ltd.	Israel	2010	100

The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-group balances, transactions, income and expenses and profits and losses resulting from intra-group transactions are eliminated in full. The subsidiaries have been fully consolidated from their date of incorporation.

New and amended standards and interpretations and Standards issued but not yet effective
New and amended standards and interpretations
The accounting policies used in 2019 are consistent with those of the previous financial year, except for the following new and amended IFRS and IFRIC interpretations effective as of January 1, 2019:

•	IFRS 16 - Leases

Since January 1, 2019, the Company has applied IFRS 16 Leases which aligns the accounting treatment of operating leases of lessees with that already applied to finance leases (i.e. recognition in the balance sheet of a liability for future lease payments, and of an asset for the associated rights of use). Application of IFRS 16 requires a change in the presentation of lease expenses both in the income statement (lease expenses are presented as depreciation expense and interest expense) and in the statement of cash flows (the lease payments are reported as a cash outflow from financing activities).

In accordance with the transition options of IFRS 16 elected by the Company, the Consolidated Financial Statements for the years ended December 31, 2018 and 2017 have not been restated since Sequans has applied the modified retrospective transition method. Under the modified retrospective transition method, the Company recognized a lease liability at January 1, 2019 for leases previously classified as operating leases applying IAS 17 and IFRIC 4 and measured lease liabilities at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate at the date of initial application. The Company also recognized a corresponding right-of-use asset at January 1, 2019.

The Company uses the two capitalization exemptions provided by the standard:
•lease contracts with a duration of less than 12 months; and
•lease contracts for which the underlying asset has a low value, which has been defined by the Company to be below $5,000.

The Company has also applied the following practical expedients at the transition date:
•accounting for leases for which the lease term ends within 12 months of the date of initial application as short-term leases. Lease payments under such short-term leases are accounted for as operating expenses in the Consolidated Statement of Operations.
•no reassessment of whether a contract is, or contains, a lease at the date of initial application.

As of January 1, 2019, the Company recognized a right-of-use asset equal to the amount of the lease liability.
The weighted-average incremental borrowing rate used by the Company for lease liabilities recorded as of January 1, 2019 was 14.2%.
Due to the adoption of IFRS 16, the Company’s operating results improved, while interest expense increased due to the change in the accounting for expenses of leases that were classified as operating leases under IAS 17. The numerical impacts of the adoption are detailed under Note 14.
The lease liability as at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018, as follows :

(in thousands)
Operating lease commitments as at December 31, 2018	$2,058
Weighted-average discount rate as at January 1, 2019	14.2%
Discounted operating lease commitments as at January 1, 2019	1,951
Add:
Lease payments relating to renewal periods not included in operating lease commitments as at December 31, 2018	2,352
Non lease components	318
Other	2
Lease liabilities as at January 1, 2019	4,623

For the year ended December 31, 2019, rental charges (previously recorded under Operating expenses) were accounted for as follows:
•Depreciation of right-of-use assets recognized in "Property, plant and equipment" resulted in Operating expenses of $1,354,000.
•Interest expense on lease liabilities was recorded in Finance costs for $622,000.
•IFRIC 23 Uncertainty over Income Tax Treatments
This Interpretation clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. The interpretation is applied by the Company from January 1, 2019. In accordance with IFRIC 23, the Company determines whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and records a liability when it is probable that a tax expense will be incurred, assuming that the tax position will be examined by the tax authorities. Such liability is measured using the approach that better predicts the resolution of the uncertainty. Adoption of this interpretation had no impact on the Consolidated Financial Statements.
•Amendments to IFRS 9: Prepayments with negative compensation features
The amendments clarify how to classify particular pre-payable financial assets and how to account for financial liabilities following a modification. These amendments were effective as of January 1, 2019. Adoption of these amendments had no impact on the Consolidated Financial Statements.

•	Amendments to IAS 28: Investments in associates and joint ventures which was effective as of January 1, 2019 had no impact on the Consolidated Financial Statements.

•
Annual Improvements to IFRS (2015-2017), including amendments to IFRS 3: Business Combinations, amendments to IAS 12 : Income Taxes, and amendments to IAS 23 : Borrowing Costs, are applicable from annual periods commencing on or after January 1, 2019. Adoption of these improvements had no impact on the Consolidated Financial Statements.

Standards issued but not yet effective
Standards and interpretations issued but not yet effective up to the date of issue of the Company’s Consolidated Financial Statements are listed below. The Company intends to adopt these standards when they become effective:
• Amendments to IFRS 7, IFRS 9, IAS 39 : The amendments provide temporary reliefs which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark with an alternative nearly risk-free interest rate (an RFR). The amendments will be effective for annual periods beginning on or after 1 January 2020. The Company does not expect that these amendments will have a material impact on the Consolidated Financial Statements.

•Amendments to IFRS 3 : The amendments include a revised definition of at business. The amendments will be effective for annual periods beginning on or after 1 January 2020. The Company is currently assessing the impact of these amendments.

Functional currencies and translation of financial statements denominated in currencies other than the U.S. dollar
Functional currencies and translation of financial statements denominated in currencies other than the U.S. dollar
The Consolidated Financial Statements are presented in U.S. dollars, which is also the functional currency of Sequans Communications S.A. The Company uses the U.S. dollar as its functional currency due to the high percentage of revenues, cost of revenue, capital expenditures and operating costs, other than those related to headcount and overhead, which are denominated in U.S. dollars. Each subsidiary determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.
As at the reporting date, the assets and liabilities of each subsidiary are translated into the presentation currency of the Company (the U.S. dollar) at the rate of exchange in effect at the Statement of Financial Position date and their Statement of Operations is translated at the weighted average exchange rate for the reporting period. The exchange differences arising on the translation are taken directly to a separate component of equity (“Cumulative translation adjustments”).

Foreign currency transactions
Foreign currency transactions
Foreign currency transactions are initially recognized by Sequans Communications S.A. and each of its subsidiaries at their respective functional currency rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency spot rate of exchange in effect at the reporting date. All differences are taken to the Consolidated Statement of Operations within financial income or expense. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the initial transactions.

Earnings (loss) per share
Earnings (loss) per ordinary share and per ADS
Basic earnings (loss) amounts per ordinary share and per ADS are computed using the weighted average number of shares outstanding during each period.
Diluted earnings per ordinary share and per ADS include the effects of dilutive options and warrants as if they had been exercised, unless the effect would be anti-dilutive.

Revenue recognition
Revenue recognition
The Company’s total revenue consists of product revenue and other revenue.
Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the fair value of the consideration to which the Company is entitled, excluding sales taxes or duties.
The Company applies a five-step approach in determining the amount and timing of revenue to be recognized: (1) identifying the contract with a customer; (2) identifying the performance obligations in the contract; (3) determining the transaction price; (4) allocating the transaction price to the performance obligations in the contract; and (5) recognizing revenue when the performance obligation is satisfied.
When a contract includes multiple promised goods and services, the Company evaluates each component to determine whether they represent separate performance obligations and determines the appropriate allocation of the contract consideration to each identified performance obligation based on estimated relative stand-alone selling prices.
If the consideration in a contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Specifically, milestone payments in development services contracts represent variable consideration, the receipt of which is dependent upon the achievement of technical milestones.
The Company sometimes receives advance payments from customers for the provision of development services. The Company determines if there is a significant financing component for these contracts considering the length of time between the customers’ payment and the transfer of control of the goods and services. When a significant financing component has been identified, the transaction price for these contracts is discounted, using the rate that would be reflected in a separate financing transaction at contract inception. The Company applies the practical expedient for short-term advances received from customers. That is, the promised amount of consideration is not adjusted for the effects of a significant financing component if the period between the transfer of the promised good or service and the payment is one year or less.
Product revenue
Substantially all of the Company’s product revenue is derived from the sale of semiconductor solutions for 4G wireless applications.
Revenue from the sale of products is recognized at a point in time when the Company satisfies its performance obligation to the buyer, whether direct end customer, end customer's manufacturing partner or distributor. This occurs when there is no continuing managerial involvement to the degree usually associated with ownership nor effective control over the sale of products is retained, which is based on the specified Incoterms, but usually occurs on shipment of the goods. The Company is the principal in all product sales regardless of customer type. Products are not sold with a right of return but are covered by warranty. This is an assurance-type warranty. The Company does not accrue for a general warranty obligation as the Company has not historically incurred and does not expect material costs. Although the products sold have embedded software, the Company believes that software is incidental to the products it sells.
Other revenue
Other revenue consists of the sale of licenses to use the Company’s technology solutions and fees for the associated annual software maintenance and support services, as well as the sale of technical support and development services. Development services include advanced technology development services for technology partners and product development and integration services for customers.
Revenue from the sale of licenses is recognized at a point in time when the Company satisfies its performance obligation which occurs when the software has been delivered to the customer (assuming no other significant obligations exist), as licenses provide the right to use the software as it exists when made available to the customer.
Revenue from the sale of software maintenance and support services is recognized over time, over the period of the maintenance (generally one year). When the first year of maintenance is included in the software license price, an amount generally equal to the negotiated rate for one year of maintenance is deducted from the value of the license and recognized as revenue over time, over the period of maintenance as described above. The difference between license and maintenance services invoiced and the amount recognized in revenue is recorded as deferred revenue.
Revenue from technical support and development services is generally recognized over time using the percentage-of-completion method. For each service contract, the Company determines whether the pattern of transfer of control meets one of the criteria for revenue recognition over time: (a) the customer simultaneously receives and consumes the benefits provided by the entity's performance as the entity performs (b) the Company's performance creates or enhances an asset (for example, work in progress) that the customer controls as the asset is created or enhanced or (c) the Company's performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date. Generally, the support and development contracts meet one or more of these criteria, based on the facts and circumstances both within the contract and the nature of the services provided. Typically, the customers consume the services as they are provided through ongoing technical support or through an iterative development process. Certain contracts also include terms which allow the customer to have control over the asset as it is created or provide Sequans the right to payment for all work performed to date.
Due to revenue recognition over time, contract assets are created for services provided that Sequans does not yet have the right to invoice.
When a contract does not meet one of the criteria above, revenue is recognized at a point in time, when there is evidence of transfer of control, which typically occurs upon achievement of certain or all contract milestones. Percentage-of-completion is calculated based on the input method using estimated costs as a measure of performance completed.
The costs associated with these arrangements are recognized as incurred. Revenue from development contracts where no related direct costs were identified amounted to $1,724,000 for the year ended December 31, 2019 ($389,000 in 2018 and $1,321,000 in 2017).
Revenue recognition
The Company’s policy for revenue recognition, in instances where multiple deliverables are sold contemporaneously to the same counterparty, is in accordance with IFRS 15 Revenue from contracts with customers. The application of IFRS 15 to contracts with customers requires management to make certain judgments, the most significant of which are outlined below. These judgments are based on an analysis of the facts and circumstances surrounding the transactions on a contract-by-contract basis.
Determination of performance obligations within a contract
The Company applies judgment in determining whether a promised good or service is a performance obligation under the terms of the contract and whether multiple promised goods or services should be accounted for separately or together as a bundle.
Allocation of contract consideration to distinct performance obligations based on their relative stand-alone selling prices
Typically, contracts state the value of individual promised goods and services directly. However, in instances where the fair value is not observable, management applies judgment in determining the relative stand-alone selling price for goods and services.
Estimation of percentage-of-completion based on the input method
For service contracts that are recognized over time based on the percentage-of-completion, the Company sets up an initial budget at contract inception and tracks the progress to completion based on time and costs incurred by the employees directly working on each project. Management reviews the progress and performance of open contracts in order to determine the best estimate of estimated costs at completion on a quarterly basis and updates the revenue recognized as necessary.

Cost of revenue
Cost of revenue
Cost of product revenue includes all direct and indirect costs incurred with the sale of products, including shipping and handling. Cost of other revenue includes direct costs incurred to support the obligations covered by development services contracts (mainly employees and subcontractors costs). Research and development costs associated with product development (including normal customer support which generates product improvement) are recorded in research and development expenses.

Research and development costs
Research and development costs
Research costs are expensed as incurred. Development costs are recognized as an intangible asset if the Company can demonstrate:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

•	its intention to complete the asset and use or sell it;

•	its ability to use or sell the asset;

•	how the asset will generate future economic benefits;

•	the availability of adequate resources to complete the development and to use or sell the asset; and

•	the ability to measure reliably the expenditure during development.
The asset is tested for impairment annually.
Development costs that meet the criteria for capitalization have been recorded as intangible assets. (See Notes 4.4 and 8 to the Consolidated Financial Statements). Beginning in 2015, certain development costs incurred at the end of the product development cycle when the criteria for capitalization are met, became material as the Company began making its product available on more operator networks which require significant testing and qualification work in order to finalize the product for sale on that network. Beginning in 2017, the Company capitalized costs related to the development of the chipsets for LTE Category M, in 2018 the Company capitalized costs for the development of the Monarch and Monarch 2 and in 2019 the Company also capitalized costs for the development of Calliope 2, a solution based on a new LTE category called Category 1 Half Duplex.
Research and development costs associated with product development (including normal customer support which generates product improvements) are recorded in operating expense. In some cases, the Company has negotiated agreements with customers and partners whereby the Company provides certain development services beyond its normal practices or planned product roadmap. Amounts received from these agreements are recorded in other revenue. Direct costs incurred by the Company as a result of the commitments in the agreements are recorded in cost of other revenue. Other research and development costs related to the projects covered by the agreements, but which would have been incurred by the Company without the existence of such agreements are recorded in research and development expense.

Government grants, loans and research tax credits
Government grants, loans and research tax credits
The Company operates in certain jurisdictions which offer government grants or other incentives based on the qualifying research expense incurred or to be incurred in that jurisdiction. These incentives are recognized as the qualifying research expense is incurred if there is reasonable assurance that all related conditions will be complied with and the grant will be received. When the grant relates to an expense item, it is recognized as a reduction of the related expense over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate. Any cash received in advance of the expenses being incurred is recorded as a liability.
Some long-term research projects are also financed through low-interest forgivable loans. The present value of forgivable loans is calculated based on expected future payments discounted using the interest rate applied for standard loans with the same maturity. The difference between present value and amount received is accounted for as a grant.
Where loans or similar assistance provided by governments or related institutions are interest-free, the present value is calculated based on expected future payments discounted using the interest rate applied for standard loans with the same maturity. The difference between present value and amount received is accounted for as a grant.
The Company also benefits from research incentives in the form of tax credits which are detailed in Note 4.4 to the Consolidated Financial Statements. When the incentive is available only as a reduction of taxes owed, such incentive is accounted for as a reduction of tax expense; otherwise, it is accounted for as a government grant with the benefit recorded as a reduction of research and development costs, whether capitalized or expensed.

Financial income and expense
Financial income and expense
Financial income and expense include:

•
interest expense related to venture debt, accounts receivable financing, the debt component of convertible debt and government loans, lease contracts, upfront payments, financing components of customer contracts and a supplier payable with extended payment terms;

•	other expenses paid to financial institutions for financing operations;

•	foreign exchange gains and losses

•	impact of convertible debt amendments; and

•	impact of convertible debt reimbursement.
The Company reflects foreign exchange gains and losses related to hedges (through derivatives) of euro-based operating expenses in operating expenses.

Current income tax
Current income tax
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Deferred income tax
Deferred income tax
Deferred income tax is provided using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred income tax liabilities are recognized for all taxable temporary differences, except with respect to taxable temporary differences associated with investments in subsidiaries where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred income tax assets are recognized for all deductible temporary differences, carry forwards of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forwards of unused tax credits and unused tax losses can be utilized.
The carrying amount of deferred income tax assets is reviewed at the reporting date and adjusted to the extent that it is probable that sufficient future taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the statement of financial position date.
Deferred income tax relating to items recognized directly in equity is recognized in equity.
Deferred income tax assets and deferred income tax liabilities are offset if a legally enforceable right of offset exists.

Value added tax
Value added tax
Revenue, expenses and assets are recognized net of the amount of value added tax except:

•
where the value added tax incurred on a purchase of assets or services is not recoverable from the tax authorities, in which case the value added tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and

•	receivables and payables that are stated with the amount of value added tax included.
Value added tax recoverable consists of value added tax paid by the Company to vendors and suppliers located in the European Union and recoverable from the tax authorities. Value added tax recoverable is collected on a quarterly basis.

Inventories
Inventories
Inventories consist primarily of the cost of semiconductors, including wafer fabrication, assembly, testing and packaging; components; and modules purchased from subcontractors. Inventories are valued at the lower of cost (determined using the weighted average cost method) or net realizable value (estimated market value less estimated cost of completion and the estimated costs necessary to make the sale).
The Company writes down the carrying value of its inventories for estimated amounts related to the lower of cost or net realizable value, obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated net realizable value. The estimated net realizable value of the inventory is based on historical usage and assumptions about future demand, future product purchase commitments, estimated manufacturing yield levels and market conditions on a product-by-product basis. When the circumstances that previously caused inventories to be written down below cost no longer exist or when there is clear evidence of an increase in net realizable value because of changed economic circumstances, the amount of the write-down is reversed (i.e. the reversal is limited to the amount of the original write-down) so that the new carrying amount is the lower of the cost and the revised net realizable value.
Inventories
As disclosed in Note 2.3 to the Consolidated Financial Statements, the Company writes down the carrying value of its inventory to the lower of cost or net realizable value. The estimated net realizable value of the inventory is based on historical usage and assumptions about future demand, future product purchase commitments, estimated manufacturing yield levels and market conditions on a product-by-product basis. Actual demand may differ from the forecast established by the Company, which may materially impact recorded inventory values and cost of revenue.

Financial assets
Financial assets
Financial assets are classified, at initial recognition, as (1) measured at amortized cost, (2) fair value through other comprehensive income (OCI), or (3) fair value through profit or loss. The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and Sequans’ business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value.
Receivables
Trade receivables are measured at amortized cost. Impairment losses on trade accounts receivable are estimated using the expected loss method, in order to take into account the risk of payment default throughout the lifetime of the receivables. Based on an analysis of historical credit losses, the Company has not applied any expected credit losses to its outstanding receivables as of the reporting date beyond specific provisions for doubtful accounts. The Company records an allowance for any specific account it considers as doubtful based on the particular circumstances of the account. The carrying amount of the receivable is thus reduced through the use of an allowance account, and the amount of the charge is recognized on the line “General and administrative expenses” in the Consolidated Statement of Operations. Subsequent recoveries, if any, of amounts previously provided for are credited against the same line in the Consolidated Statement of Operations. When a trade accounts receivable is uncollectible, it is written-off against the allowance account for trade accounts receivable.
Short-term investments
Short-term investments are financial instruments with an initial maturity of greater than 90 days, but less than one year, and are reported as current financial assets.
Deposits
Deposits are reported as non-current financial assets (loans and receivables) when their initial maturity is more than twelve months.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents in the Consolidated Statements of Financial Position includes cash at banks, term deposits and money market funds, which correspond to highly liquid investments readily convertible to known amounts of cash and subject to an insignificant risk of change in value.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is stated at cost less accumulated depreciation and any accumulated impairment loss. Depreciation is computed using the straight-line method over the estimated useful lives of each component. The Company presents right-of-use of lease contracts in property, plant and equipment and right of use assets are depreciated on a straight-line basis over the lease term. The useful lives most commonly used are the following:

Machinery and equipment	3 to 5 years
Building and leasehold improvements	Lesser of 6 years or the life of the lease
Computer equipment	3 years
Furniture and office equipment	5 years

Impairment tests are performed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If any indication exists, the Company estimates the asset’s recoverable amount, which is the higher of the fair value less cost to sell and the value in use. Where the carrying amount exceeds that recoverable amount, the asset is considered impaired and it is written down to its recoverable amount.
Depreciation expense is recorded in cost of revenue or operating expenses, based on the function of the underlying assets.

Intangible assets
Intangible assets
Intangible assets, which primarily consist of purchased licenses for development or production technology and tools, as well as standard-related patent licenses and development costs meeting the criteria for capitalization, are stated at cost less accumulated amortization and any accumulated impairment loss. Amortization is computed using the straight-line method over the estimated useful life of each component. Acquired licenses are amortized over their contractual life or five years in the case of perpetual licenses. Capitalized development costs are generally amortized over periods ranging from 3 to 5 years, representing the expected life of the related technology.
Useful lives are reviewed on a regular basis and changes in estimates, when relevant, are accounted for on a prospective basis. The amortization expense is recorded in cost of revenue or operating expenses, based on the function of the underlying assets.
Impairment tests are performed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If any indication exists, the Company estimates the asset’s recoverable amount, which is the higher of the fair value less cost to sell and the value in use. Where the carrying amount exceeds that recoverable amount, the asset is considered impaired and it is written down to its recoverable amount.

Leases
Lease contracts
Except for leases related to low-value assets and short-term lease, lease contracts, as defined under IFRS 16 "Leases", are recorded in the Statement of Consolidated Financial Position, through the recognition of:

•	an asset representing a right-of-use of the asset leased during the lease term of the contract; and

•	a liability related to the payment obligation.

At the commencement date of the lease, the Company recognizes a lease liability measured at the present value of the remaining lease payments to be made over the lease term, discounted using the Company’s incremental borrowing rate. The liability increases by the accrued interest resulting from the initial discounting of the lease liability and decreases by the payments made.
Right-of-use assets are depreciated on a straight-line basis over the lease term and tested for impairment when required.

Costs of Public Offerings	Costs of Equity Transactions Incremental costs directly attributable to the equity transaction are recorded as a deduction from equity.
Provisions
Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event for which it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in operating income (loss) net of any reimbursement.
Provisions include the provision for pensions and post-employment benefits. Pension funds in favor of employees are maintained in France, the United Kingdom, Singapore, the United States and Israel, and they comply with the respective legislation in each country and are financially independent of the Company. The pension funds are generally financed by employer and employee contributions and are accounted for as defined contribution plans with the employer contributions recognized as expense as incurred. There are no actuarial liabilities in connection with these plans.
French law also requires payment of a lump sum retirement indemnity to employees based on years of service and annual compensation at retirement. Benefits do not vest prior to retirement. This defined benefit plan is self-funded by the Company. It is calculated as the present value of estimated future benefits to be paid, applying the projected unit credit method whereby each period of service is seen as giving rise to an additional unit of benefit entitlement, each unit being measured separately to build up the final obligation. Following the application of IAS 19 revised, actuarial gains and losses are recognized in equity. The actualization rate is based on iBoxx Corporates AA.

Share-based payment transactions
Share-based payment transactions
Employees (including senior executives and members of the board of directors) and certain service providers of the Company receive remuneration in the form of share-based payment transactions, whereby they render services as consideration for equity instruments (“equity-settled transactions”).
The cost of equity-settled transactions is measured by reference to the fair value at the date on which they are granted. The exercise price is based on closing market price on the date of grant.
The cost of equity-settled transactions is recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the beneficiary becomes fully entitled to the award (the “vesting date”). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest which includes assumptions on the number of awards to be forfeited due to the employees’ failing to fulfill the service condition, and forfeitures following the non-completion of performance conditions. The Consolidated Statement of Operations charge or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
Share-based compensation
As disclosed in Note 13 to the Consolidated Financial Statements, the Company has various share-based compensation plans for employees and non-employees that may be affected, as to the expense recorded in the Consolidated Statements of Operations, by changes in valuation assumptions. Fair value of stock options is estimated by using the binomial model on the date of grant based on certain assumptions, including, among others expected volatility, the expected option term, the risk-free interest rate and the expected dividend payout rate. The fair value of the Company’s shares underlying stock option grants equals the closing price on the New York Stock Exchange on the date of grant.

Financial liabilities
Financial liabilities
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs.

Non derivative financial liabilities are subsequently measured at amortized cost whereas derivative liabilities not designated as hedging instruments are recognized at fair value through profit or loss.
Convertible debt
The Company evaluates at initial recognition of a convertible debt the different components and features of the hybrid instruments and determines whether these elements are equity instruments or embedded derivatives which require bifurcation. In subsequent periods, the liability component is accounted for using the effective interest method, based on the expected maturity of the debt. The equity component is not remeasured, while embedded derivatives unless closely related to the host instruments are recorded at fair value through the Consolidated Statement of Operations.
As described in Note 14.1 to the Consolidated Financial Statements, the Company issued debt with an option to convert into shares of the Company in 2015 and 2016. This option component has been accounted for as an embedded derivative and recorded as a financial liability:

•
On the date of issue, the fair value of the embedded derivative is estimated based on a Black-Scholes valuation model. The debt component equals the present value of future contractual cash flows for a similar instrument with the same conditions (maturity, cash flows) excluding any option or any obligation for conversion or redemption in shares.

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Subsequently, the debt component is accounted for based on amortized cost, using the effective interest rate calculated at the date of issue and the embedded derivative is accounted as a financial liability, with changes in fair value recognized in the statement of operations until the date when the conversion rate is fixed. At this date, the fair value of the derivative - if not exercised - is reclassified in equity.

Costs incurred related to the convertible debt are deducted from the liability component and from the embedded derivative, proportionally. The part related to the embedded derivative has been recognized in the Consolidated Statements of Operations in “Other financial expenses”.
On October 30, 2017, the convertibles notes were amended to extend the term of the notes and reduce the conversion rate for one convertible debt agreement (see Note 14.1). The change in fair value of the conversion options before and after the amendment has been recorded in Other Capital Reserves in shareholders’ equity. The debt components on October 30, 2017 were re-measured based on the extended term of the notes using the effective interest rate calculated at the date of issue of each convertible note. The impact of the term extension and reduction of the conversion rate has been recorded in the Consolidated Statements of Operations in "Convertible debt amendments".
On September 27, 2018, the terms of the note issued on April 15, 2015 were amended to extend by two years the maturity of the note to April 14, 2021, and to reduce the conversion rate. It was considered to be the equivalent of an extinguishment of the existing debt and issuance of new debt (“derecognition” method of accounting). Therefore, the fair value of the debt just prior to amendment was estimated in order to record a loss on extinguishment in the Consolidated Statement of Operations in “Convertible debt amendments”. The amended debt was recorded at its fair value assuming a market rate of interest, with the estimated value of the conversion option in equity as the conversion rate is fixed.
On September 27, 2018, May 7, 2019 and August 16, 2019, the Company issued notes with options to convert into shares of the Company. The option components have been accounted for in equity at their fair value at the date of issuance and are not remeasured. The debt component portions have been recorded as a financial liability and are subsequently measured at amortized cost, using the effective interest rate calculated at the date of issue.
Venture debt
As described in Note 14.2 to the Consolidated Financial Statements, the Company entered into a bond issuance agreement on October 26, 2018, with warrants attached. The issuance proceeds were allocated between the debt component and the equity component (the warrants). The value of the warrants was recorded in Other Capital Reserves in shareholders’ equity. The debt component was recorded as a financial liability and is subsequently measured at amortized cost, using the effective interest rate calculated at the date of issue.
Short-term debt secured by accounts receivables
As described in Note 14.3 to the Consolidated Financial Statements, the Company has a factoring agreement with a French financial institution. The Company transfers to the finance company all invoices issued to qualifying customers, and the customers are instructed to settle the invoices directly with the finance company. Because there is recourse to the Company for amounts that are overdue, the Company retains all receivables on its Consolidated Statement of Financial Position until they are paid and any amounts drawn on the line of credit are reflected in short-term debt. The Company pays a commission on the face value of the accounts receivable submitted, which is recorded in General and Administration expense, and pays interest on any draw-down of the resulting line of credit.

Derivative financial instruments and hedge accounting
Derivative financial instruments and hedge accounting
The Company uses financial instruments, including derivatives such as foreign currency forward and options contracts, to reduce the foreign exchange risk on cash flows from firm and highly probable commitments denominated in euros. The effective portion of the gain or loss on the hedging instrument is recognized directly as other comprehensive income (loss) in the cash flow hedge reserve, while any ineffective portion is immediately accounted for in financial results in the Consolidated Statement of Operations. Amounts recognized as other comprehensive income (loss) are transferred to the Consolidated Statement of Operations when the hedged transaction affects profit or loss. If the forecasted transaction is no longer expected to occur, the cumulative gain or loss previously recognized in equity is transferred to the Consolidated Statement of Operations.
All derivative financial instruments are recorded at fair value. Changes in fair value are recorded in current earnings or other comprehensive income (loss), depending on whether the derivative is designated as a hedge, its effectiveness as a hedge, and the type of hedge transaction. Any change in the fair value of the derivatives deemed ineffective as a hedge is immediately recognized in earnings.

Commitments
Commitments
Commitments comprise primarily purchase commitments with third-party manufacturers for future deliveries of equipment and components, which are described in Note 21 to the Consolidated Financial Statements.

Significant accounting judgments, estimates and assumptions
In the process of applying the Company’s accounting policies, management must make judgments and estimates involving assumptions. These judgments and estimates can have a significant effect on the amounts recognized in the financial statements and the Company reviews them on an ongoing basis taking into consideration past experience and other relevant factors. The evolution of the judgments and assumptions underlying estimates could cause a material adjustment to the carrying amounts of assets and liabilities as recognized in the financial statements. The most significant management judgments and assumptions in the preparation of these financial statements are:
Revenue recognition
The Company’s policy for revenue recognition, in instances where multiple deliverables are sold contemporaneously to the same counterparty, is in accordance with IFRS 15 Revenue from contracts with customers. The application of IFRS 15 to contracts with customers requires management to make certain judgments, the most significant of which are outlined below. These judgments are based on an analysis of the facts and circumstances surrounding the transactions on a contract-by-contract basis.
Determination of performance obligations within a contract
The Company applies judgment in determining whether a promised good or service is a performance obligation under the terms of the contract and whether multiple promised goods or services should be accounted for separately or together as a bundle.
Allocation of contract consideration to distinct performance obligations based on their relative stand-alone selling prices
Typically, contracts state the value of individual promised goods and services directly. However, in instances where the fair value is not observable, management applies judgment in determining the relative stand-alone selling price for goods and services.
Estimation of percentage-of-completion based on the input method
For service contracts that are recognized over time based on the percentage-of-completion, the Company sets up an initial budget at contract inception and tracks the progress to completion based on time and costs incurred by the employees directly working on each project. Management reviews the progress and performance of open contracts in order to determine the best estimate of estimated costs at completion on a quarterly basis and updates the revenue recognized as necessary.
Trade receivables
The Company records an allowance for any specific account it considers as doubtful based on the particular circumstances of the account. Additional allowances could be required if we receive information that the financial condition of our customers has deteriorated, resulting in an impairment of their ability to make payments, or there are indicators that amounts receivable will become uncollectible.
Inventories
As disclosed in Note 2.3 to the Consolidated Financial Statements, the Company writes down the carrying value of its inventory to the lower of cost or net realizable value. The estimated net realizable value of the inventory is based on historical usage and assumptions about future demand, future product purchase commitments, estimated manufacturing yield levels and market conditions on a product-by-product basis. Actual demand may differ from the forecast established by the Company, which may materially impact recorded inventory values and cost of revenue.
Share-based compensation
As disclosed in Note 13 to the Consolidated Financial Statements, the Company has various share-based compensation plans for employees and non-employees that may be affected, as to the expense recorded in the Consolidated Statements of Operations, by changes in valuation assumptions. Fair value of stock options is estimated by using the binomial model on the date of grant based on certain assumptions, including, among others expected volatility, the expected option term, the risk-free interest rate and the expected dividend payout rate. The fair value of the Company’s shares underlying stock option grants equals the closing price on the New York Stock Exchange on the date of grant.
Fair value of financial instruments
Fair value corresponds to the quoted price for listed financial assets and liabilities. The Company determined that the fair values of cash, trade receivables and trade payables approximate their carrying amounts largely due to the short-term maturities of these instruments.
Where no active market exists, the Company establishes fair value by using a valuation technique determined to be the most appropriate in the circumstances.
Regarding compound debt instruments, the fair value of debt component was determined at the date of issuance using a valuation model that requires judgment, including estimating the change in value of the Company at different dates and market yields applicable to the Company’s straight debt (without the conversion option). The assumptions used in calculating the value of the conversion option represent the Company’s best estimates based on management’s judgment and subjective future expectations.
Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carryforwards. Management makes assumptions, judgments and estimates to determine the Company’s deferred tax assets and liabilities particularly as it relates to whether it is probable that deferred tax assets will be realized.
Research and Development Costs
Costs incurred internally in research and development activities are charged to expense until technological feasibility has been established for the project. Once technological feasibility is established, development costs are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. We have determined that technological feasibility for our software products is reached after all high-risk development issues have been resolved. Generally, this occurs when the preliminary design review has been done.
Leases
The application of IFRS 16 “Leases” requires the Company to make assumptions and estimates in order to determine the value of the right-of-use assets and lease liabilities, which mainly relates to the determination of the Company’s incremental borrowing rate.

Fair value of financial instruments
Fair value of financial instruments
Fair value corresponds to the quoted price for listed financial assets and liabilities. The Company determined that the fair values of cash, trade receivables and trade payables approximate their carrying amounts largely due to the short-term maturities of these instruments.
Where no active market exists, the Company establishes fair value by using a valuation technique determined to be the most appropriate in the circumstances.
Regarding compound debt instruments, the fair value of debt component was determined at the date of issuance using a valuation model that requires judgment, including estimating the change in value of the Company at different dates and market yields applicable to the Company’s straight debt (without the conversion option). The assumptions used in calculating the value of the conversion option represent the Company’s best estimates based on management’s judgment and subjective future expectations.
Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carryforwards. Management makes assumptions, judgments and estimates to determine the Company’s deferred tax assets and liabilities particularly as it relates to whether it is probable that deferred tax assets will be realized.
Research and Development Costs
Costs incurred internally in research and development activities are charged to expense until technological feasibility has been established for the project. Once technological feasibility is established, development costs are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. We have determined that technological feasibility for our software products is reached after all high-risk development issues have been resolved. Generally, this occurs when the preliminary design review has been done.
Leases
The application of IFRS 16 “Leases” requires the Company to make assumptions and estimates in order to determine the value of the right-of-use assets and lease liabilities, which mainly relates to the determination of the Company’s incremental borrowing rate.